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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Cincinnati Indemnity Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:

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


/s/ Kenneth S. Miller                   Fairfield, Ohio   January 24, 2005
-------------------------------------
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                        1

Form 13F Information Table Entry Total:                  5

Form 13F Information Table Value Total              15,431

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798


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
                                  COLUMN 2       COLUMN 3    COLUMN 4   COLUMN 5
ISSUER                         TITLE OF CLASS     CUSIP     FMV (000)    SHARES    SH/PRN   PUT/CALL
------                         --------------   ---------   ---------   --------   ------   --------
EXXON MOBIL CORPORATION            COMMON       30231G102      5,729     102,000     SH
GENERAL ELECTRIC CO.               COMMON       369604103      1,753      50,000     SH
GENUINE PARTS CO                   COMMON       372460105        659      15,000     SH
JOHNSON & JOHNSON                  COMMON       478160104      1,503      25,000     SH
PROCTER & GAMBLE CORPORATION       COMMON       742718109      5,788     100,000     SH
                                                              15,431     292,000

                                  COLUMN 6       COLUMN 7    COLUMN 8
ISSUER                         INVESTMENT DIS    OTH MGRS      SOLE      SHARED     NONE
------                         --------------   ---------   ---------   --------   ------
EXXON MOBIL CORPORATION            SHARED           01          --       102,000     --
GENERAL ELECTRIC CO.               SHARED           01          --        50,000     --
GENUINE PARTS CO                   SHARED           01          --        15,000     --
JOHNSON & JOHNSON                  SHARED           01          --        25,000     --
PROCTER & GAMBLE CORPORATION       SHARED           01          --       100,000     --
                                                                         292,000


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